Tax Matters - Reconciliation of Gross Unrecognized Tax Benefits - Footnotes (Detail) - USD ($) $ in Millions	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013	[1]	Dec. 31, 2012
Income Tax Contingency [Line Items]
Unrecognized tax benefits	$ 5,919	[1]	$ 6,182	[1]	$ 6,087		$ 6,315
Income Taxes Payable [Member]
Income Tax Contingency [Line Items]
Unrecognized tax benefits	38		13
Current Deferred Tax Assets And Other Current Tax Assets [Member]
Income Tax Contingency [Line Items]
Unrecognized tax benefits	22		27
Noncurrent Deferred Tax Assets And Other Noncurrent Tax Assets [Member]
Income Tax Contingency [Line Items]
Unrecognized tax benefits	135		196
Noncurrent Deferred Tax Liabilities [Member]
Income Tax Contingency [Line Items]
Unrecognized tax benefits	2,700		2,400
Other Taxes Payable [Member]
Income Tax Contingency [Line Items]
Unrecognized tax benefits	$ 3,000		$ 3,500

[1]	In 2015, included in Income taxes payable ($38 million), Current tax assets ($22 million), Noncurrent deferred tax assets and other noncurrent tax assets ($135 million), Noncurrent deferred tax liabilities ($2.7 billion) and Other taxes payable ($3.0 billion). In 2014, included in Income taxes payable ($13 million), Current tax assets ($27 million), Noncurrent deferred tax assets and other noncurrent tax assets ($196 million), Noncurrent deferred tax liabilities ($2.4 billion) and Other taxes payable ($3.5 billion).